Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Payable to suppliers	$ 3,439,196	$ 3,824,516
Salary and welfare payables	525,830	497,274
Accrued expenses and other current liabilities	3,316,250	2,968,530
Total	$ 7,281,276	$ 7,290,320